Inventories (Tables)	12 Months Ended
Jan. 31, 2021
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Summary of Inventories
The Company’s inventories were as follows, as at:

	January 31, 2021	January 31, 2020
Materials and work in progress	$540.7	$429.5
Finished products	305.0	492.0
Parts, accessories and apparel	241.6	244.8
Total inventories	$1,087.3	$1,166.3